other long-term liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
other long-term liabilities
Contract liabilities	$ 82	$ 82
Other	2	3
Deferred revenues	84	85
Pension benefit liabilities	392	643
Other post-employment benefit liabilities	68	66
Derivative liabilities	24	73
Investment in real estate joint ventures	9	9
Other	53	23
Subtotal	630	899
Deferred customer activation and connection fees	6	8
Other long-term liabilities	$ 636	$ 907